INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
GOODWILL AND INTANGIBLE ASSETS
Gross carrying amount	$ 30.3	$ 8.6
Less: accumulated amortization and impairment	(10.6)	(3.7)
Net carrying amount	19.7	4.9
Impairment of intangible assets	0.0	0.0	$ 0.0
Amortization expenses of intangible assets	6.9	1.9	1.4
Estimated amortization expense
2026	6.9
2027	4.6
2028	4.0
2029	3.1
2030	0.5
Total	19.1
Technologies and licenses
GOODWILL AND INTANGIBLE ASSETS
Gross carrying amount	29.7	6.4
Less: accumulated amortization and impairment	(10.6)	(3.7)
Net carrying amount	$ 19.1	2.7
Weighted-average remaining useful life (in years)	3 years 4 months 24 days
Assets not yet in use
GOODWILL AND INTANGIBLE ASSETS
Gross carrying amount	$ 0.6	2.2
Net carrying amount	0.6	2.2
Total other intangible assets
GOODWILL AND INTANGIBLE ASSETS
Amortization expenses of intangible assets	$ 6.9	$ 1.9	$ 1.4